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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-3023

                                  FORUM FUNDS
                              Two Portland Square
                              Portland, ME 04101
                                 207-879-1900

          Simon D. Collier, President and Principal Executive Officer
                              Two Portland Square
                              Portland, ME 04101
                                 207-553-7110

                       Date of fiscal year end: April 30

             Date of reporting period: May 1, 2007 - July 31, 2007

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Item 1. Schedule of Investments.

LIBERTY STREET HORIZON FUND
SCHEDULE OF INVESTMENTS
JULY 31, 2007 (Unaudited)

Shares                        Security Description                      Value
------                        --------------------                     --------
COMMON STOCK - 68.4%
CONSUMER DISCRETIONARY - 1.3%
    91      Sears Holdings Corp. (a)                                   $ 12,448
                                                                       --------
ENERGY - 6.9%
   634      Imperial Oil, Ltd.                                           29,716
 1,194      Penn West Energy Trust                                       37,121
                                                                       --------
                                                                         66,837
                                                                       --------
FINANCIALS - 35.7%
   178      American Real Estate Partners L. P.                          16,821
 1,289      Brookfield Asset Management, Inc. - Class A                  45,295
 1,500      Hong Kong Exchange & Clearing, Ltd.                          24,930
   245      ICICI Bank, Ltd. - ADR                                       10,859
   125      Legg Mason, Inc.                                             11,250
   168      Lehman Brothers Holdings, Inc.                               10,416
 1,148      Leucadia National Corp.                                      43,165
   500      London Stock Exchange Group PLC                              13,740
   768      NYSE Euronext                                                59,152
   746      The Bank of New York Mellon Corp.                            31,742
    87      The Bear Stearns Cos., Inc.                                  10,546
    56      The Goldman Sachs Group., Inc.                               10,547
 1,890      The Nasdaq Stock Market, Inc. (a)                            58,155
                                                                       --------
                                                                        346,618
                                                                       --------
INDUSTRIALS - 2.4%
14,000      Beijing Capital International Airport - Class H              23,800
                                                                       --------
UTILITIES - 22.1%
 5,852      Dynegy, Inc. - Class A (a)                                   52,141
   178      Huaneng Power International, Inc. - ADR                       7,971
 1,397      NRG Energy, Inc. (a)                                         53,854
 1,759      Reliant Energy, Inc. (a)                                     45,171
 3,503      Sierra Pacific Resources                                     55,663
                                                                       --------
                                                                        214,800
                                                                       --------
TOTAL COMMON STOCK (COST $695,333)                                      664,503
                                                                       --------

Principal
---------
SHORT-TERM INVESTMENTS - 26.7%
MONEY MARKET DEPOSIT ACCOUNT - 26.7%
259,912      Citibank Money Market Deposit Account, 5.01% (Cost
             $259,912)                                                  259,912
                                                                       --------
TOTAL INVESTMENTS - 95.1% (COST $955,245)*                             $924,415
Other Assets & Liabilities, Net - 4.9%                                   47,322
                                                                       --------
NET ASSETS - 100.0%                                                    $971,737
                                                                       ========
--------
(a)  Non-income producing security
ADR  American Depositary Receipt

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*   Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

    Gross Unrealized Appreciation                                 $ 20,183
    Gross Unrealized Depreciation                                  (51,013)
                                                                  --------
    Net Unrealized Appreciation (Depreciation)                    $(30,830)
                                                                  ========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

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Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

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                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:   /s/ Simon D. Collier
      --------------------------------------
      Simon D. Collier, President and
      Principal Executive Officer

Date: 09/27/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Simon D. Collier
      --------------------------------------
      Simon D. Collier, President and
      Principal Executive Officer

Date: 09/27/2007

By:   /s/ Trudance L.C. Bakke
      --------------------------------------
      Trudance L.C. Bakke,
      Principal Financial Officer

Date: 09/27/2007